Fair Value of Assets Measured on Nonrecurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Impaired Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 6,128	$ 10,127
Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	6,007	3,083
Quoted Prices in Active Markets for Identical Assets (Level 1) | Impaired Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Significant Other Observable Inputs (Level 2) | Impaired Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	6,128	10,127
Significant Other Observable Inputs (Level 2) | Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	6,007	3,083
Significant Unobservable Inputs (Level 3) | Impaired Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Significant Unobservable Inputs (Level 3) | Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 0	$ 0